General and administrative expenses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TZS (Tsh)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TZS (Tsh)	Jul. 30, 2024 TZS (Tsh)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 TZS (Tsh)
General and Administrative Expenses [Line Items]
Provision for VAT receivable	$ 1,749,527		$ 4,617,911	$ 0
Cash at banks and on hand	24,283,942		44,391,627
Other current provisions	3,434,062		0
Interest payable	553,286
Provision for withholding tax payable	3,434,062	Tsh 8,400,000,000	0	0
Share-based expense - restricted stock units	17,818,907		0	0
Share-based payment expenses	17,818,907		265,558,785	0
SPAC Transaction expenses	0		76,857,484	0
Professional and legal fees	2,214,068		3,197,712	$ 2,332,949
Kabanga Nickel Company Ltd
General and Administrative Expenses [Line Items]
Cash at banks and on hand								$ 335,398	Tsh 823,400,321
Other current provisions | Tsh							Tsh 8,426,336,706
Kabanga Nickel Company Ltd | Revision Of Interest
General and Administrative Expenses [Line Items]
Interest payable					$ 5,033,805	Tsh 12,400,000,000
General and administrative expenses
General and Administrative Expenses [Line Items]
Share-based payment expenses			265,558,785
SPAC Transaction expenses			76,857,484
Costs accrued			13,500,000
Equity issuance fees			5,700,000
Professional and legal fees			7,900,000
Legal expenses and professional fees	$ 3,400,000		$ 8,300,000